PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS (Fair Value Measurement of Level 3 Pension Plan Assets) (Details) - Defined Benefit Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	$ 22,544	$ 23,401	$ 21,208
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	41	56	106
Plan Assets Sold	4	4
Plan Assets Still Held	(7)	5
Purchases, sales and settlements, net	(12)	(59)
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	7,735	9,306
Equity securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	39	40	33
Plan Assets Sold	0	(1)
Plan Assets Still Held	(3)	5
Purchases, sales and settlements, net	2	3
Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	7,770	7,997
Fixed Income Securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	1	16	17
Plan Assets Sold	4	0
Plan Assets Still Held	(4)	1
Purchases, sales and settlements, net	(15)	(2)
Alternative Investments
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	(35)	(23)
Alternative Investments | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	1	0	56
Plan Assets Sold	(1)	5
Plan Assets Still Held	0	(1)
Purchases, sales and settlements, net	2	(60)
Other Investments
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	380	273
Other Investments | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount	0	0	0
Plan Assets Sold	1	0
Plan Assets Still Held	0	0
Purchases, sales and settlements, net	$ (1)	$ 0
As Filed | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount			4,262
As Filed | Equity securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount			33
As Filed | Fixed Income Securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount			17
As Filed | Alternative Investments | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount			4,117
As Filed | Other Investments | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount			95
Adjustments due to: | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount			(4,156)
Adjustments due to: | Equity securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount			0
Adjustments due to: | Fixed Income Securities | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount			0
Adjustments due to: | Alternative Investments | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount			(4,061)
Adjustments due to: | Other Investments | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Amount			$ (95)